Consolidated balance sheet - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 1,086,163	$ 698,618
Financial investments	35,044	58,423
Derivative financial instruments	16,329	4,835
Trade accounts receivables	229,032	177,231
Inventory	256,522	295,258
Recoverable income tax	12,953	37,850
Other assets	91,141	103,134
Total current assets	1,727,184	1,375,349
Non-current assets
Financial investments		352
Derivative financial instruments	15,651	14,689
Deferred income tax	221,580	239,740
Recoverable income tax	13,110	6,663
Other assets	93,131	138,808
Property, plant and equipment	1,898,296	2,122,690
Intangible assets	1,076,405	1,538,526
Right-of-use assets	18,869	29,547
Total non-current assets	3,337,042	4,091,015
Total assets	5,064,226	5,466,364
Current liabilities
Loans and financings	146,002	33,149
Lease liabilities	15,999	16,474
Derivative financial instruments	5,390	8,276
Trade payables	370,122	414,080
Confirming payables	145,295	82,770
Dividends payable	4,557	6,662
Asset retirement and environmental obligations	33,095	19,001
Contractual obligations	27,132	26,351
Salaries and payroll charges	56,107	58,913
Tax liabilities	43,630	9,694
Other liabilities	29,230	23,620
Total current liabilities	876,559	698,990
Non-current liabilities
Loans and financings	1,878,312	1,475,408
Lease liabilities	9,690	17,910
Derivative financial instruments	21,484	13,542
Asset retirement and environmental obligations	242,951	274,826
Provisions	30,896	26,071
Deferred income tax	218,392	287,952
Contractual obligations	138,893	154,171
Other liabilities	25,805	35,308
Total non-current liabilities	2,566,423	2,285,188
Total liabilities	3,442,982	2,984,178
Shareholders' equity
Attributable to NEXA's shareholders	1,377,445	2,109,577
Attributable to non-controlling interests	243,799	372,609
Total shareholders' equity	1,621,244	2,482,186
Total liabilities and shareholders' equity	$ 5,064,226	$ 5,466,364